Income Taxes (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Operating Loss Carryforwards [Line Items]
Domestic statutory tax rate	41.00%	41.00%	41.00%
Net deferred tax assets included in Other assets	¥ 201,244	¥ 241,911
Net deferred tax liabilities included in Other liabilities	63,493	12,180
Unrecognized tax benefits
Maximum percentage of operating loss carryforwards usage on current year taxable income	80.00%
Special Reconstruction Corporate Tax, Percentage	10.00%
Decrease in net deferred tax assets	5,510
Increase in income tax expenses	5,510
Decrease in net income to shareholders	13,251
Between April 1 2004 to March 31 2012 [Member]
Operating Loss Carryforwards [Line Items]
Domestic statutory tax rate	41.00%
Between April 1 2012 to March 31 2015 [Member]
Operating Loss Carryforwards [Line Items]
Domestic statutory tax rate	38.00%
April 1 2015 and thereafter [Member]
Operating Loss Carryforwards [Line Items]
Domestic statutory tax rate	36.00%
Income Tax Benefit, Net Operating Losses [Member]
Operating Loss Carryforwards [Line Items]
Income tax benefit recognized from net operating losses	1,358	4,645	10,374
Foreign Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Undistributed Earnings, No Deferred Tax Provided	6,424
U.S. And European Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,190,179
2012 Through 2021 [Member] | U.S. And European Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	365,464
2022 And Thereafter [Member] | U.S. And European Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	232,725
OperatingLoss Carryforwards Indefinitely [Member] | U.S. And European Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	¥ 591,990
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Corporate Income Tax Rate	30.00%
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Corporate Income Tax Rate	25.50%